UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)       (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2012

Item 1.	Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments
March 31, 2012 (unaudited)

Description	Shares	Value

Common Stocks — 92.6%

Australia — 1.7%
BHP Billiton, Ltd. Sponsored ADR	38,500	$2,787,400

Finland — 1.0%
Sampo Oyj, A Shares ADR	109,500	1,571,325

France — 5.7%
GDF Suez Sponsored ADR	75,981	1,964,109
Sanofi SA ADR	105,200	4,076,500
Total SA Sponsored ADR	64,000	3,271,680

		9,312,289

Germany — 2.5%
SAP AG Sponsored ADR	59,300	4,140,326

Ireland — 1.2%
CRH PLC Sponsored ADR	98,300	2,016,133

Italy — 1.0%
Eni SpA Sponsored ADR	36,350	1,701,907

Japan — 8.0%
Canon, Inc. Sponsored ADR	44,700	2,130,402
Hoya Corp. Sponsored ADR	73,500	1,663,305
Mitsubishi UFJ Financial Group, Inc. ADR	1,050,900	5,233,482
Nomura Holdings, Inc. ADR	332,600	1,466,766
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	393,600	2,613,504

		13,107,459

Singapore — 3.3%
Singapore Telecommunications, Ltd. ADR	217,400	5,471,958

Spain — 1.1%
Banco Santander SA Sponsored ADR	225,196	1,727,253

Switzerland — 7.6%
Novartis AG ADR	78,900	4,371,849
Roche Holding AG Sponsored ADR	92,400	4,032,336
UBS AG (a)	107,587	1,508,370

Description	Shares	Value

Zurich Financial Services AG ADR	92,500	$2,495,650

		12,408,205

United Kingdom — 14.2%
BP PLC Sponsored ADR (b)	100,855	4,538,475
British American Tobacco PLC Sponsored ADR	37,700	3,815,994
GlaxoSmithKline PLC Sponsored ADR (b)	80,200	3,601,782
HSBC Holdings PLC Sponsored ADR (b)	114,744	5,093,486
Unilever PLC Sponsored ADR	99,100	3,275,255
Wm Morrison Supermarkets PLC ADR	120,300	2,854,719

		23,179,711

United States — 45.3%
Cisco Systems, Inc. (b)	220,400	4,661,460
Comcast Corp., Class A	160,900	4,748,159
ConocoPhillips	32,900	2,500,729
Emerson Electric Co.	67,600	3,527,368
Halliburton Co.	89,900	2,983,781
Honeywell International, Inc. (b)	64,700	3,949,935
Intel Corp.	155,400	4,368,294
International Business Machines Corp. (b)	24,460	5,103,579
Johnson & Johnson (b)	88,840	5,859,886
Merck & Co., Inc.	75,300	2,891,520
Microsoft Corp. (b)	226,600	7,307,850
Oracle Corp.	147,340	4,296,434
PepsiCo, Inc.	41,100	2,726,985
Pfizer, Inc.	87,566	1,984,246
The Bank of New York Mellon Corp. (b)	103,600	2,499,868
The Home Depot, Inc. (b)	140,200	7,053,462
United Technologies Corp.	47,200	3,914,768
Wal-Mart Stores, Inc.	62,800	3,843,360

		74,221,684

Total Common Stocks (Identified cost $151,600,317)		151,645,650

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

Description	Principal Amount (000)(c)	Value

Foreign Government Obligations — 13.5%

Brazil — 3.7%
Brazil NTN-B, 6.00%, 05/15/15	4,330	$5,424,840
Brazil NTN-F, 10.00%, 01/01/13	1,195	674,849

		6,099,689

Colombia — 0.1%
Republic of Colombia, 12.00%, 10/22/15	305,000	213,990

Ghana — 0.3%
Ghana Government Bond, 13.67%, 06/11/12	790	444,350

Israel — 0.1%
Israel Government Bond - Shahar, 10.00%, 05/31/12	413	122,001

Mexico — 4.2%
Mexican Bonos, 9.50%, 12/18/14	16,100	1,403,271
Mexican Cetes:
0.00%, 05/03/12	121,000	941,950
0.00%, 06/14/12	194,300	1,504,671
0.00%, 08/23/12	105,000	806,036
Mexican Udibonos:
4.50%, 12/18/14	3,890	1,554,261
5.00%, 06/16/16	1,480	621,797

		6,831,986

Romania — 1.5%
Romania Treasury Bills:
0.00%, 04/04/12	1,140	346,528
0.00%, 06/06/12	1,930	581,315
0.00%, 07/25/12	4,880	1,459,542

		2,387,385

South Africa — 1.1%
Republic of South Africa:
8.00%, 12/21/18	7,000	927,174
7.25%, 01/15/20	6,900	871,517

		1,798,691

Description	Principal Amount (000)(c)	Value

Turkey — 1.6%
Turkey Government Bonds:
4.00%, 04/29/15	1,571	$909,785
3.00%, 07/21/21	1,893	1,024,946
3.00%, 02/23/22	1,326	715,015

		2,649,746

Uruguay — 0.9%
Uruguay Treasury Bills:
0.00%, 06/22/12	5,472	275,219
0.00%, 08/24/12	13,300	662,200
0.00%, 05/09/13	2,350	108,085
0.00%, 06/27/13	4,650	211,367
0.00%, 08/15/13	6,000	267,703

		1,524,574

Total Foreign Government Obligations (Identified cost $21,848,978)		22,072,412

Description	Shares	Value

Short-Term Investment — 3.9%
State Street Institutional Treasury Money Market Fund (Identified cost $6,339,239)	6,339,239	$6,339,239

Total Investments — 110.0% (Identified cost $179,788,534) (d)		$180,057,301

Liabilities in Excess of Cash and Other Assets — (10.0)%
		(16,299,398)

Net Assets — 100.0%		$163,757,903

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2012:
Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	BRC	05/03/12	1,463,691	$797,000	$796,350	$—	$650
BRL	HSB	04/03/12	4,068,521	2,232,875	2,228,777	—	4,098
BRL	RBC	04/03/12	348,922	192,000	191,143	—	857
BRL	RBC	04/03/12	3,719,599	2,043,174	2,037,634	—	5,540
CLP	BNP	05/14/12	442,183,000	905,000	900,410	—	4,590
CLP	HSB	04/13/12	344,071,250	673,000	703,306	30,306	—
CNY	BRC	08/13/12	3,377,088	528,000	535,442	7,442	—
CNY	HSB	06/13/12	1,880,330	295,000	298,230	3,230	—
CNY	JPM	06/13/12	10,364,580	1,622,000	1,643,875	21,875	—
CNY	JPM	09/24/12	9,237,380	1,457,000	1,464,446	7,446	—
COP	CIT	05/22/12	1,391,995,500	777,000	774,069	—	2,931
COP	HSB	09/24/12	1,473,106,200	822,000	809,745	—	12,255
CZK	BNP	04/13/12	14,935,189	796,000	803,555	7,555	—
CZK	CIT	04/27/12	15,119,525	805,009	813,422	8,413	—
CZK	CIT	05/29/12	15,122,413	805,163	813,493	8,330	—
CZK	JPM	04/16/12	11,518,205	603,000	619,704	16,704	—
CZK	JPM	05/14/12	15,392,108	821,000	828,038	7,038	—
DOP	CIT	05/18/12	7,088,400	179,000	181,843	2,843	—
EUR	BNP	04/02/12	132,525	175,001	176,748	1,747	—
EUR	BNP	04/30/12	132,525	176,501	176,769	268	—
EUR	CIT	04/02/12	754,082	1,004,437	1,005,719	1,282	—
EUR	CIT	04/13/12	2,221,688	2,956,000	2,963,190	7,190	—
EUR	HSB	04/02/12	2,853,828	3,803,239	3,806,149	2,910	—
EUR	JPM	04/02/12	361,409	481,433	482,011	578	—
EUR	JPM	04/13/12	267,822	353,000	357,209	4,209	—
EUR	JPM	04/16/12	464,744	613,648	619,863	6,215	—
GHS	CIT	04/23/12	758,000	429,462	423,716	—	5,746
GHS	CIT	05/02/12	324,000	188,044	180,594	—	7,450
GHS	JPM	08/09/12	673,483	379,000	363,494	—	15,506
GHS	SCB	04/10/12	287,000	166,377	161,100	—	5,277
GHS	SCB	04/13/12	391,000	227,590	219,266	—	8,324
GHS	SCB	05/21/12	1,584,000	904,626	877,612	—	27,014
GHS	SCB	06/22/12	152,000	84,164	83,355	—	809
IDR	BRC	05/14/12	7,325,145,000	801,000	797,825	—	3,175
IDR	SCB	04/26/12	3,974,685,000	429,000	433,691	4,691	—
ILS	BNP	05/02/12	1,944,000	520,085	523,328	3,243	—
ILS	BNP	06/04/12	1,944,000	519,293	522,597	3,304	—
ILS	BRC	04/27/12	4,700,625	1,250,000	1,265,737	15,737	—
ILS	CIT	04/12/12	1,370,188	362,000	369,233	7,233	—
INR	BNP	05/21/12	18,207,540	379,838	353,671	—	26,167
INR	BRC	05/21/12	7,767,440	151,000	150,878	—	122
INR	BRC	05/21/12	14,297,580	261,000	277,722	16,722	—
INR	BRC	05/21/12	42,264,610	884,567	820,965	—	63,602
INR	BRC	11/15/12	25,131,060	486,000	474,283	—	11,717
INR	JPM	05/25/12	18,698,400	392,000	362,917	—	29,083
INR	UBS	05/25/12	42,064,980	878,000	816,438	—	61,562
KRW	JPM	04/13/12	1,825,069,400	1,628,000	1,609,503	—	18,497

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2012 (continued):
Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

KRW	SCB	04/26/12	943,830,650	$833,000	$831,509	$—	$1,491
KZT	CIT	11/08/12	68,778,500	456,999	463,476	6,477	—
KZT	CIT	01/25/13	21,256,200	140,000	142,869	2,869	—
KZT	HSB	12/24/12	48,615,450	321,000	327,218	6,218	—
KZT	HSB	01/25/13	48,711,750	320,999	327,405	6,406	—
KZT	ING	08/07/12	34,131,600	228,000	230,335	2,335	—
MXN	UBS	04/03/12	11,451,414	895,411	895,075	—	336
MYR	SCB	04/30/12	9,979,738	3,252,000	3,251,274	—	726
NGN	CIT	04/23/12	50,545,650	317,000	320,643	3,643	—
NGN	CIT	04/27/12	78,436,300	493,000	497,571	4,571	—
NGN	CIT	05/14/12	35,600,000	217,737	223,104	5,367	—
NGN	CIT	06/27/12	40,221,000	247,179	248,186	1,007	—
NGN	JPM	04/10/12	50,093,000	307,319	317,771	10,452	—
NGN	SCB	04/10/12	36,769,600	226,135	233,252	7,117	—
NGN	SCB	04/10/12	85,410,000	520,000	541,809	21,809	—
NGN	SCB	05/02/12	53,784,000	324,000	337,063	13,063	—
NGN	SCB	05/29/12	107,201,700	665,229	661,495	—	3,734
PEN	HSB	04/09/12	2,111,591	790,000	791,733	1,733	—
PHP	BRC	04/26/12	35,514,200	820,000	825,761	5,761	—
PLN	BRC	04/30/12	888,886	271,060	285,104	14,044	—
PLN	BRC	04/30/12	4,788,436	1,474,000	1,535,853	61,853	—
PLN	CIT	04/30/12	5,508,476	1,712,941	1,766,800	53,859	—
PLN	JPM	04/02/12	1,505,087	483,819	484,161	342	—
PLN	JPM	05/31/12	1,525,779	490,683	487,756	—	2,927
RON	BRC	04/18/12	551,884	165,788	167,490	1,702	—
RON	BRC	04/18/12	1,047,782	318,722	317,989	—	733
RON	ING	04/18/12	2,280,000	692,178	691,952	—	226
RSD	BRC	04/10/12	23,036,400	274,733	275,182	449	—
RSD	BRC	04/10/12	25,591,500	303,865	305,704	1,839	—
RSD	BRC	04/27/12	29,746,000	369,424	354,133	—	15,291
RSD	BRC	04/27/12	36,565,000	428,789	435,315	6,526	—
RSD	CIT	04/02/12	22,757,000	270,209	272,278	2,069	—
RSD	CIT	04/02/12	61,096,920	736,329	730,999	—	5,330
RSD	CIT	05/03/12	83,853,920	1,003,518	996,995	—	6,523
RUB	UBS	04/06/12	25,689,500	764,000	875,611	111,611	—
SGD	BRC	04/17/12	977,822	773,000	777,879	4,879	—
SGD	HSB	05/14/12	1,174,072	936,000	934,032	—	1,968
SGD	SCB	05/22/12	947,519	753,000	753,810	810	—
THB	HSB	04/05/12	48,247,152	1,592,000	1,563,716	—	28,284
THB	SCB	05/29/12	27,516,328	889,000	888,676	—	324
TRY	BRC	04/17/12	1,448,093	795,000	809,676	14,676	—
TRY	BRC	09/28/12	193,235	104,871	104,443	—	428
TRY	BRC	09/28/12	1,508,513	751,551	815,343	63,792	—
TRY	JPM	04/10/12	3,130,308	1,738,963	1,753,086	14,123	—
TRY	JPM	09/28/12	792,152	395,088	428,153	33,065	—
TRY	JPM	09/28/12	1,496,429	795,000	808,811	13,811	—
UGX	CIT	04/16/12	268,772,000	84,387	105,838	21,451	—

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2012 (concluded):
Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

UGX	CIT	04/17/12	343,711,000	$139,154	$135,268	$—	$3,886
UGX	CIT	04/19/12	2,950,532,000	1,174,575	1,159,818	—	14,757
UGX	CIT	05/07/12	981,454,000	393,369	381,838	—	11,531
UGX	SCB	06/25/12	294,000,000	107,182	112,085	4,903	—
ZAR	BRC	04/30/12	6,576,715	862,000	853,976	—	8,024
ZAR	CIT	10/29/12	5,822,409	703,189	736,255	33,066	—
ZAR	CIT	10/29/12	7,115,403	860,648	899,757	39,109	—
ZAR	CIT	11/08/12	2,602,696	313,635	328,633	14,998	—
ZAR	JPM	05/21/12	9,434,451	1,222,000	1,221,384	—	616
ZAR	JPM	06/29/12	5,804,269	705,987	747,221	41,234	—
ZAR	JPM	10/29/12	4,462,490	540,253	564,291	24,038	—
ZMK	BRC	04/10/12	2,204,800,000	416,000	417,086	1,086	—
ZMK	BRC	04/13/12	878,804,000	166,000	166,161	161	—
ZMK	BRC	05/08/12	804,916,000	152,000	151,555	—	445
ZMK	BRC	05/08/12	862,488,000	162,000	162,395	395	—
ZMK	CIT	04/16/12	670,814,000	127,000	126,771	—	229
ZMK	CIT	05/02/12	1,296,050,000	245,000	244,275	—	725
ZMK	JPM	04/05/12	708,564,000	133,970	134,153	183	—
ZMK	SCB	04/23/12	2,542,847,250	480,689	479,988	—	701

Total Forward Currency Purchase Contracts				$76,885,103	$77,336,309	$875,413	$424,207

Forward Currency Sale Contracts open at March 31, 2012:
Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	HSB	04/03/12	4,068,521	$2,369,000	$2,228,777	$140,223	$—
BRL	RBC	04/03/12	4,068,521	2,232,874	2,228,776	4,098	—
BRL	RBC	05/03/12	3,594,776	1,962,000	1,955,809	6,191	—
CNY	JPM	06/13/12	524,975	83,000	83,264	—	264
CNY	JPM	06/13/12	1,072,008	168,000	170,026	—	2,026
COP	BNP	04/16/12	347,339,000	181,000	194,004	—	13,004
CZK	JPM	04/16/12	11,518,205	613,648	619,704	—	6,056
EUR	BNP	04/02/12	132,525	176,483	176,748	—	265
EUR	BRC	04/10/12	206,827	274,733	275,853	—	1,120
EUR	BRC	04/10/12	229,706	303,865	306,367	—	2,502
EUR	BRC	04/18/12	125,791	165,788	167,778	—	1,990
EUR	BRC	04/18/12	239,542	318,722	319,498	—	776
EUR	BRC	04/27/12	278,000	369,424	370,807	—	1,383
EUR	BRC	04/27/12	327,409	428,789	436,709	—	7,920
EUR	BRC	04/30/12	90,081	120,018	120,154	—	136
EUR	CIT	04/02/12	204,612	270,209	272,892	—	2,683
EUR	CIT	04/02/12	553,164	736,329	737,754	—	1,425
EUR	CIT	04/27/12	611,500	805,010	815,641	—	10,631
EUR	CIT	05/03/12	750,035	1,003,517	1,000,449	3,068	—
EUR	CIT	05/29/12	611,500	805,164	815,781	—	10,617
EUR	HSB	04/02/12	2,853,828	3,837,000	3,806,149	30,851	—

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

Forward Currency Sale Contracts open at March 31, 2012 (concluded):
Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

EUR	HSB	06/04/12	2,853,828	$3,804,152	$3,807,319	$—	$3,167
EUR	ING	04/18/12	521,399	692,178	695,434	—	3,256
EUR	ING	04/30/12	831,736	1,099,681	1,109,414	—	9,733
EUR	JPM	04/02/12	362,000	483,818	482,799	1,019	—
EUR	JPM	04/13/12	584,067	779,177	779,003	174	—
EUR	JPM	05/31/12	364,000	490,683	485,605	5,078	—
JPY	HSB	07/02/12	44,597,144	535,123	539,253	—	4,130
JPY	SCB	04/25/12	134,474,301	1,746,000	1,624,968	121,032	—
MXN	HSB	06/12/12	15,355,165	1,190,000	1,192,330	—	2,330
MXN	UBS	04/03/12	11,451,414	881,000	895,075	—	14,075
MXN	UBS	07/03/12	11,273,289	874,000	873,709	291	—
PLN	BRC	04/30/12	2,583,371	803,000	828,596	—	25,596
PLN	JPM	04/02/12	1,505,087	481,433	484,161	—	2,728
RSD	CIT	04/02/12	83,853,920	1,004,437	1,003,277	1,160	—
RUB	UBS	04/06/12	2,666,700	90,000	90,893	—	893
TRY	BRC	04/17/12	193,235	108,316	108,044	272	—
TRY	BRC	04/17/12	1,254,858	660,000	701,632	—	41,632
TRY	BRC	09/28/12	1,893,754	939,828	1,023,563	—	83,735
TRY	CIT	09/28/12	1,100,468	568,189	594,797	—	26,608
TRY	JPM	04/10/12	1,249,604	691,000	699,824	—	8,824
TRY	JPM	04/10/12	1,326,823	725,000	743,069	—	18,069
TRY	JPM	09/28/12	924,392	476,172	499,629	—	23,457
TRY	JPM	09/28/12	1,011,809	521,309	546,877	—	25,568
ZAR	CIT	06/29/12	4,005,924	512,247	515,708	—	3,461
ZAR	CIT	06/29/12	5,726,570	707,263	737,218	—	29,955
ZAR	CIT	06/29/12	7,237,584	922,959	931,741	—	8,782
ZAR	CIT	10/29/12	5,835,215	710,269	737,875	—	27,606
ZAR	CIT	10/29/12	5,994,569	714,277	758,025	—	43,748
ZAR	CIT	11/08/12	2,602,696	314,354	328,632	—	14,278
ZAR	JPM	05/21/12	2,722,642	349,500	352,473	—	2,973

Total Forward Currency Sale Contracts				$41,099,938	$41,273,883	313,457	487,402

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$1,188,870	$911,609

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
GHS	— Ghanaian Cedi
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RSD	— Serbian Dinar
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
UGX	— Ugandan Shilling
ZAR	— South African Rand
ZMK	— Zambian Kwacha

Counterparty Abbreviations:
BNP	— BNP Paribas SA
BRC	— Barclays Bank PLC
CIT	— Citibank NA
HSB	— HSBC Bank USA
ING	— ING Bank NV
JPM	— JPMorgan Chase Bank
RBC	— Royal Bank of Canada
SCB	— Standard Chartered Bank
UBS	— UBS AG

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

(a)	Non-income producing security.
(b)	Segregated security for forward currency contracts.
(c)	Principal amount denominated in respective country’s currency.
(d)

For federal income tax purposes, the aggregate cost was $179,788,534, aggregate gross unrealized appreciation was $24,349,656, aggregate gross unrealized depreciation was $24,080,889, and the net unrealized appreciation was $268,767.

Security Abbreviations:
ADR	— American Depositary Receipt
NTN-B	— Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F	— Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry (as percentage of net assets):

Alcohol & Tobacco	2.3%
Banking	9.0
Cable Television	2.9
Computer Software	9.6
Energy Integrated	7.3
Energy Services	1.8
Financial Services	3.3
Food & Beverages	3.7
Gas Utilities	1.2
Housing	1.2
Insurance	2.5
Manufacturing	7.0
Metals & Mining	1.7
Pharmaceutical & Biotechnology	16.4
Retail	8.4
Semiconductors & Components	5.0
Technology Hardware	6.0
Telecommunications	3.3

Subtotal	92.6
Foreign Government Obligations	13.5
Short-Term Investment	3.9

Total Investments	110.0%

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price. Forward currency contracts are valued at the current cost of offsetting the contracts. Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when Lazard Global Total Return and Income Fund, Inc. (the “Fund”)’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”). The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (concluded)
March 31, 2012 (unaudited)

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of March 31, 2012:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2012
Assets:
Common Stocks	$151,645,650	$—	$—	$151,645,650
Foreign Government Obligations	—	22,072,412	—	22,072,412
Short-Term Investment	—	6,339,239	—	6,339,239
Other Financial Instruments*
Forward Currency Contracts	—	1,188,870	—	1,188,870

Total	$151,645,650	$29,600,521	$—	$181,246,171

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(911,609)	$—	$(911,609)

* Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

There were no significant transfers into or out of Levels 1, 2 or 3 during the period ended March 31, 2012.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2012

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2012